LEASES (Tables)	9 Months Ended
Sep. 30, 2021
Leases [Abstract]
Schedule of lease cost for operating leases

	Three Months Ended September 30, 2021	Nine months Ended September 20, 2021
Lease Cost
Operating lease cost	$121,932	$252,951
Short-term lease cost	61,226	132,697
Variable lease cost	–	–
Sublease income	–	–
Total lease cost	$183,158	$385,648

Schedule of supplemental cash flow information related to leases

September 30, 2020
Other Lease Information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$194,175

Schedule of lease-related assets and liabilities

	September 30, 2021	December 31, 2020
Lease Position
Operating Leases
Operating lease right-of-use assets	$2,296,872	$842,357
Right of use liability operating lease short term	328,337	141,943
Right of use liability operating lease long term	1,964,779	614,414
Total operating lease liabilities	$2,293,116	$756,357

Schedule of maturities of lease liabilities

Operating
Leases
Maturity of Lease Liabilities at September 30, 2021
Remainder of 2021	$100,632
2022	759,522
2023	1,184,356
2024	1,143,532
2025	1,118,146
2026 and thereafter	910,289
Total future undiscounted lease payments	5,216,476
Less: Interest	(599,568)
Present value of lease liabilities	$4,616,908